Note 31 - Key Management Personnel Compensation	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]	3 1 . Key management personnel compensation Key management personnel, which are those roles that have a Group management aspect to them are included in note 9 to the consolidated financial statements.